Offsetting of Financial Assets and Liabilities - Summary of Offsetting of Financial Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	¥ 28,404,766	¥ 22,497,755
Financial assets, Gross amounts offset in statement of financial position	(4,346,827)	(2,823,724)
Financial assets, Net amounts presented in statement of financial position	24,057,939	19,674,031
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(20,525,349)	(16,586,551)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(1,106,259)	(969,175)
Financial assets, Net amounts	2,426,331	2,118,305
Financial liabilities, Gross amounts of recognized financial assets and liabilities	36,391,548	31,064,032
Financial liabilities, Gross amounts offset in statement of financial position	(4,347,117)	(2,781,151)
Financial liabilities, Net amounts presented in statement of financial position	32,044,431	28,282,881
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(26,643,835)	(23,483,727)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(1,311,304)	(1,122,754)
Financial liabilities, Net amounts	4,089,292	3,676,400
Reverse repurchase agreements and cash collateral on securities borrowed [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	16,726,533	12,635,719
Financial assets, Gross amounts offset in statement of financial position	(2,577,866)	(1,611,635)
Financial assets, Net amounts presented in statement of financial position	14,148,667	11,024,084
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(13,970,983)	(10,845,394)
Financial assets, Net amounts	177,684	178,690
Derivative financial assets [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	11,678,233	9,862,036
Financial assets, Gross amounts offset in statement of financial position	(1,768,961)	(1,212,089)
Financial assets, Net amounts presented in statement of financial position	9,909,272	8,649,947
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(6,554,366)	(5,741,157)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(1,106,259)	(969,175)
Financial assets, Net amounts	2,248,647	1,939,615
Repurchase agreements and cash collateral on securities lent [Member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	22,744,824	19,397,661
Financial liabilities, Gross amounts offset in statement of financial position	(2,577,866)	(1,611,635)
Financial liabilities, Net amounts presented in statement of financial position	20,166,958	17,786,026
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(20,157,260)	(17,773,852)
Financial liabilities, Net amounts	9,698	12,174
Derivative financial liabilities [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	13,646,724	11,666,371
Financial liabilities, Gross amounts offset in statement of financial position	(1,769,251)	(1,169,516)
Financial liabilities, Net amounts presented in statement of financial position	11,877,473	10,496,855
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(6,486,575)	(5,709,875)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(1,311,304)	(1,122,754)
Financial liabilities, Net amounts	¥ 4,079,594	¥ 3,664,226